Debt (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Short- and Long-Term Debt
a)
The Company’s short- and long-term debt consists of the following:

At December 31, 2021				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	20,583,500
	Fixed-rate Senior notes (i)	2.875%	2030		20,583,500
	Fixed-rate Senior notes (i)	6.375%	2035		20,199,206
	Fixed-rate Senior notes (i)	6.125%	2037		7,599,943
	Fixed-rate Senior notes (i)	6.125%	2040		41,167,000
	Fixed-rate Senior notes (i)	4.375%	2042		23,671,025
	Fixed-rate Senior notes (i)	4.375%	2049		25,729,375

	Subtotal U.S. dollars			Ps.	159,533,549

Mexican pesos
	Fixed-rate Senior notes (i)	6.450%	2022	Ps.	22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,284,885
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		5,000,000

	Subtotal Mexican pesos			Ps.	51,656,585

Euros
	Fixed-rate Senior notes (i)	4.000%	2022	Ps.	17,566,473
	Fixed-rate Senior notes (i)	3.500%	2023		7,026,589
	Fixed-rate Senior notes (i)	3.259%	2023		17,566,474
	Fixed-rate Senior notes (i)	1.500%	2024		19,908,670
	Exchangeable Bond (i)	0.000%	2024		49,115,860
	Fixed-rate Senior notes (i)	1.500%	2026		17,566,473
	Fixed-rate Senior notes (i)	0.750%	2027		23,421,965
	Fixed-rate Senior notes (i)	2.125%	2028		15,224,277

	Subtotal Euros			Ps.	167,396,781

Pound sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	13,924,738
	Fixed-rate Senior notes (i)	5.750%	2030		18,102,159
	Fixed-rate Senior notes (i)	4.948%	2033		8,354,843
	Fixed-rate Senior notes (i)	4.375%	2041		20,887,106

	Subtotal Pound sterling			Ps.	61,268,846

Brazilian reais
	Debentures (i)	CDI + 0.960%	2022	Ps.	9,221,172
	Promissory notes (i)	106.000% of CDI	2022		7,376,937
	Debentures (i)	106.500% of CDI	2022		3,688,469

	Subtotal Brazilian reais			Ps.	20,286,578

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,325,617

	Subtotal Japanese yen			Ps.	2,325,617

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	3,776,051

	Subtotal Chilean pesos			Ps.	3,776,051

	Subtotal other currencies			Ps.	6,101,668

Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073	Ps.	12,882,081

	Subtotal Euros			Ps.	12,882,081

	Subtotal Hybrid Notes			Ps.	12,882,081

At December 31, 2021				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	0.350% - 0.700%	2022	Ps.	14,723,980
Euros
	Lines of credit (ii)	(0.400%) - (0.450%)	2022	Ps.	18,737,572
Mexican pesos
	Lines of credit (ii)	TIIE + 0.280% - TIIE + 0.400%	2022	Ps.	34,080,000
Peruvian soles
	Lines of credit (ii)	0.976% - 1.045%	2022	Ps.	9,815,068
Chilean pesos
	Lines of credit (ii)	TAB + 0.450%	2022	Ps.	7,419,372
	Financial Leases	8.700% - 8.970%	2022 - 2027	Ps.	47,743
Others	Lines of credit (ii)	15.790%	2022	Ps.	80,279

	Subtotal Lines of Credit and others			Ps.	84,904,014

	Total debt				Ps.564,030,102

	Less: Short-term debt and current portion of long-term debt				Ps.145,222,672

	Long-term debt				Ps.418,807,430

As of December 31, 2022				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	19,414,300
	Fixed-rate Senior notes (i)	2.875%	2030		19,414,300
	Fixed-rate Senior notes (i)	4.700%	2032		14,560,725
	Fixed-rate Senior notes (i)	6.375%	2035		19,051,835
	Fixed-rate Senior notes (i)	6.125%	2037		7,168,245
	Fixed-rate Senior notes (i)	6.125%	2040		38,741,430
	Fixed-rate Senior notes (i)	4.375%	2042		22,326,445
	Fixed-rate Senior notes (i)	4.375%	2049		24,267,875

	Subtotal U.S. dollars			Ps.	164,945,155

Mexican pesos
	Domestic Senior notes (i)	TIIE + 0.050%	2024	Ps.	1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,683,928
	Domestic Senior notes (i)	TIIE + 0.300%	2025		335,731
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		7,099,289

	Subtotal Mexican pesos			Ps.	53,554,397

Euros
	Commercial Paper (iv)	2.020%	2023	Ps.	519,575
	Commercial Paper (iv)	2.010%	2023		1,039,150
	Commercial Paper (iv)	2.270%	2023		519,575
	Commercial Paper (iv)	2.150%	2023		519,575
	Fixed-rate Senior notes (i)	3.500%	2023		6,234,902
	Fixed-rate Senior notes (i)	3.259%	2023		15,587,256
	Exchangeable Bond (i)	0.000%	2024		43,581,968
	Fixed-rate Senior notes (i)	1.500%	2024		17,665,557
	Fixed-rate Senior notes (i)	1.500%	2026		15,587,256
	Fixed-rate Senior notes (i)	0.750%	2027		15,708,525
	Fixed-rate Senior notes (i)	2.125%	2028		12,395,194

	Subtotal euros			Ps.	129,358,533

As of December 31, 2022				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	11,729,149
	Fixed-rate Senior notes (i)	5.750%	2030		15,247,894
	Fixed-rate Senior notes (i)	4.948%	2033		7,037,490
	Fixed-rate Senior notes (i)	4.375%	2041		17,593,724

	Subtotal Pound Sterling			Ps.	51,608,257

Brazilian reais
	Debentures (i)	CDI + 1.350%	2023	Ps.	9,302,135
	Promissory Notes (i)	CDI + 1.000%	2023		2,976,683
	Debentures (i)	CDI + 1.400%	2024		15,813,630
	Debentures (i)	CDI + 1.370%	2025		5,581,281

	Subtotal Brazilian reais			Ps.	33,673,729

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,924,847

	Subtotal Japanese yen			Ps.	1,924,847

Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,964,099

	Subtotal Chilean pesos			Ps.	3,964,099

	Subtotal other currencies			Ps.	5,888,946

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	5.050%	2023	Ps.	491,750
Euros
	Lines of credit (ii)	2.083% - 2.650%	2023 - 2024		17,052,458
Mexican pesos
	Lines of credit (ii)	TIIE + 0.280% - TIIE + 0.580%	2023		43,580,000
Peruvian Soles
	Lines of credit (ii)	6.00%	2023		4,142,056
Colombian pesos
	Lines of credit (ii)	IBR + 2.25%	2023		165,479
Brazilian reais
	Lines of credit (ii)	13.32%	2023		6,105,177
Others
	Lines of credit (ii)	11.00%	2023		23,543

	Subtotal Lines of Credit and others			Ps.	71,560,463

	Total debt			Ps.	510,589,480

	Less: Short-term debt and current portion of long-term debt			Ps.	102,024,414

	Long-term debt			Ps.	408,565,066

Summary of Short Term Debt Maturities
An analysis of the Company’s short-term debt maturities as of
December 31
, 2021, and December 31, 2022, is as follows:

	2021		2022
Obligations and Senior Notes	Ps.	60,353,052	Ps.	36,698,853
Lines of credit		84,856,270		65,325,561
Financial Leases		13,350		0.00

Subtotal short term debt	Ps.	145,222,672	Ps.	102,024,414

Weighted average interest rate		4.02%		8.50%

Summary of Long Term Debt Maturities	The Company’s long-term debt maturities are as follows:

Years	Amount
2024	Ps.	96,216,288
2025		11,600,939
2026		27,316,405
2027 and thereafter		273,431,434

Total	Ps.	408,565,066

Summary of Senior Notes Outstanding
The outstanding Senior Notes as of December 31, 2021, and December 31, 2022, are as follows:

Currency*	2021	2022
U.S. dollars	Ps.159,533,549	Ps. 164,945,155
Mexican pesos	51,656,585	53,554,397
Euros	167,396,781	129,358,533
Pound sterling	61,268,846	51,608,257
Brazilian reais	20,286,578	33,673,729
Japanese yens	2,325,617	1,924,847
Chilean pesos	3,776,051	3,964,099

*	Thousands of Mexican pesos
*	Includes secured and unsecured senior notes.